Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 23.3%
Industrial - 11.4%
Basic - 0.9%
Dow Chemical Co. (The)
3.00%, 11/15/22	U.S.$	6	$6,087
DuPont de Nemours, Inc.
4.205%, 11/15/23		4,915	5,263,031
4.493%, 11/15/25		4,913	5,437,561
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,385,945
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,718,359
Mexichem SAB de CV
4.00%, 10/04/27 (a)		3,400	3,383,000
4.875%, 9/19/22 (a)		1,519	1,596,374
Suzano Austria GmbH
6.00%, 1/15/29 (a)		4,928	5,383,840
Vale Overseas Ltd.
6.25%, 8/10/26		3,565	4,040,660

			30,214,857

Capital Goods - 0.4%
Boeing Co. (The)
1.65%, 10/30/20		15	14,866
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	12,971
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,500,689
United Technologies Corp.
3.95%, 8/16/25		6,049	6,516,709

			12,045,235

Communications - Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,664,117
5.05%, 3/30/29		6,450	7,116,027
Comcast Corp.
4.15%, 10/15/28		4,460	4,913,716
5.70%, 7/01/19		9	9,000
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,420,328
Time Warner Cable LLC
4.00%, 9/01/21		18	18,451
4.125%, 2/15/21		3,143	3,205,609
4.50%, 9/15/42		2,370	2,202,915

			22,550,163

Communications - Telecommunications - 1.6%
AT&T, Inc.
3.40%, 5/15/25		22,024	22,627,458
3.60%, 7/15/25		6,420	6,668,197
4.35%, 3/01/29		6,400	6,887,680

	Principal Amount (000)		U.S. $ Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 9/20/29 (a)	U.S.$	6,740	$6,997,401
Verizon Communications, Inc.
4.862%, 8/21/46		2,993	3,484,031
Vodafone Group PLC
3.75%, 1/16/24		2,639	2,758,995
4.125%, 5/30/25		5,820	6,197,078

			55,620,840

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,750,102
General Motors Financial Co., Inc.
4.00%, 1/15/25		2,955	2,999,030
4.30%, 7/13/25		1,405	1,447,052
5.10%, 1/17/24		6,170	6,597,149

			15,793,333

Consumer Non-Cyclical - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		2,000	2,445,340
Bayer US Finance LLC
2.375%, 10/08/19 (a)		5,300	5,291,414
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,913,502
Biogen, Inc.
4.05%, 9/15/25		7,188	7,708,268
Celgene Corp.
2.875%, 8/15/20		7	7,038
Cigna Corp.
3.75%, 7/15/23 (a)		2,272	2,364,425
4.125%, 11/15/25 (a)		2,682	2,852,978
4.375%, 10/15/28 (a)		3,600	3,884,796
CVS Health Corp.
2.25%, 8/12/19		8	7,997
4.10%, 3/25/25		4,035	4,256,441
4.30%, 3/25/28		4,035	4,255,876
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,604,458
Reynolds American, Inc.
6.875%, 5/01/20		1,300	1,344,447
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		378	381,189
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		6,627	7,085,588
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,787,964
3.95%, 8/15/24		5,908	6,268,743
4.00%, 3/01/26		763	812,175
4.35%, 3/01/29		862	942,261
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		3,400	3,404,522

	Principal Amount (000)		U.S. $ Value
Zoetis, Inc.
3.45%, 11/13/20	U.S.$	2,422	$2,454,406

			69,073,828

Energy - 3.4%
Antero Resources Corp.
5.125%, 12/01/22		869	834,283
Cenovus Energy, Inc.
3.00%, 8/15/22		4,694	4,711,884
5.70%, 10/15/19		630	634,130
Devon Energy Corp.
5.00%, 6/15/45		6,800	7,803,000
Encana Corp.
3.90%, 11/15/21		3,815	3,909,078
Energy Transfer Operating LP
4.65%, 6/01/21		6	6,224
4.75%, 1/15/26		6,615	7,091,015
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,264,866
Eni SpA
4.25%, 5/09/29 (a)		3,228	3,410,285
Enterprise Products Operating LLC
3.35%, 3/15/23		11	11,316
5.20%, 9/01/20		2,133	2,201,043
Hess Corp.
4.30%, 4/01/27		5,930	6,147,868
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	7,174
Kinder Morgan, Inc./DE
3.15%, 1/15/23		5,150	5,238,014
Marathon Oil Corp.
3.85%, 6/01/25		4,199	4,352,599
Marathon Petroleum Corp.
5.125%, 3/01/21		6	6,260
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,973
Noble Energy, Inc.
3.90%, 11/15/24		6,369	6,642,039
4.15%, 12/15/21		2,244	2,315,292
ONEOK, Inc.
4.35%, 3/15/29		4,164	4,450,691
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 1/31/23		5,792	5,774,682
3.60%, 11/01/24		8,819	8,988,854
3.85%, 10/15/23		2,600	2,683,876
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,873,482
5.625%, 3/01/25		9,977	11,167,655
5.875%, 6/30/26		1,000	1,142,750
Western Midstream Operating LP
4.50%, 3/01/28		2,025	2,018,581
4.75%, 8/15/28		1,275	1,295,821
Williams Cos., Inc. (The)
3.35%, 8/15/22		7	7,135
4.125%, 11/15/20		4,549	4,628,880
4.30%, 3/04/24		3,115	3,306,884

	Principal Amount (000)		U.S. $ Value
4.50%, 11/15/23	U.S.$	6,712	$7,165,933

			114,105,567

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		3,311	3,542,770

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		5,946	6,050,650
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,756,727
Total System Services, Inc.
4.00%, 6/01/23		2,747	2,874,186

			15,681,563

Technology - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		1,666	1,680,977
3.875%, 1/15/27		3,605	3,531,782
Broadcom, Inc.
3.625%, 10/15/24 (a)		2,625	2,638,703
4.25%, 4/15/26 (a)		2,625	2,663,798
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		1,615	1,778,438
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		5,868	5,859,550
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	7,012,060
Lam Research Corp.
2.80%, 6/15/21		2,639	2,659,400
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		2,078	2,134,459
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,660,427
Western Digital Corp.
4.75%, 2/15/26		5,367	5,270,555

			38,890,149

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		4,975	5,077,609

			382,595,914

Financial Institutions - 11.3%
Banking - 9.9%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		1,171	1,258,462
AIB Group PLC
4.263%, 4/10/25 (a)		6,275	6,459,861
4.75%, 10/12/23 (a)		572	601,183
American Express Co.
Series C
4.90%, 3/15/20 (b)		1,130	1,120,937

	Principal Amount (000)		U.S. $ Value
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	400	$513,433
3.50%, 4/11/22	U.S.$	5,600	5,745,152
5.179%, 11/19/25		8,200	8,920,698
Bank of America Corp.
5.00%, 5/13/21		10	10,482
Series DD
6.30%, 3/10/26 (b)		1,628	1,813,787
Series L
3.95%, 4/21/25		4,925	5,165,143
Series V
5.797% (LIBOR 3 Month + 3.39%), 7/29/19 (b)(c)		1,502	1,497,749
Series Z
6.50%, 10/23/24 (b)		2,548	2,816,381
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		3,625	3,642,835
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,431,600
Barclays PLC
1.00%, 6/20/30		4,380	4,481,441
BB&T Corp.
2.625%, 6/29/20		3,100	3,109,145
BNP Paribas SA
2.375%, 5/21/20		2,500	2,499,950
4.375%, 5/12/26 (a)		3,250	3,412,435
4.705%, 1/10/25 (a)		3,125	3,351,750
BPCE SA
2.75%, 1/11/23 (a)		1,822	1,834,790
5.70%, 10/22/23 (a)		1,991	2,182,355
Capital One Financial Corp.
3.30%, 10/30/24		8,359	8,572,907
Citigroup, Inc.
3.875%, 3/26/25		14,634	15,260,921
4.50%, 1/14/22		11	11,567
Citizens Bank NA/Providence RI
2.25%, 3/02/20		2,370	2,365,615
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		2,330	2,330,256
Compass Bank
2.875%, 6/29/22		8,460	8,535,040
5.50%, 4/01/20		14,784	15,095,351
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,640,778
4.375%, 8/04/25		6,380	6,791,255
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		3,345	3,342,558
Credit Agricole SA/London
2.75%, 6/10/20 (a)		2,200	2,209,086
3.25%, 10/04/24 (a)		1,287	1,309,625
3.375%, 1/10/22 (a)		576	587,076
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		7,155	7,441,987

	Principal Amount (000)		U.S. $ Value
4.55%, 4/17/26	U.S.$	5,635	$6,117,187
Discover Bank
4.682%, 8/09/28		2,264	2,347,157
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,854,444
3.75%, 5/22/25		2,661	2,783,699
3.85%, 7/08/24		10,315	10,826,418
5.25%, 7/27/21		6	6,344
5.75%, 1/24/22		14	15,133
Series D
6.00%, 6/15/20		6,177	6,380,779
HSBC Bank USA NA
4.875%, 8/24/20		3,370	3,459,777
HSBC Holdings PLC
4.25%, 3/14/24		6,161	6,502,073
4.292%, 9/12/26		3,341	3,555,927
4.30%, 3/08/26		4,000	4,282,440
ING Bank NV
5.80%, 9/25/23 (a)		7,692	8,498,737
ING Groep NV
6.875%, 4/16/22 (a)(b)		2,028	2,136,275
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		6,204	6,215,601
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,653,402
3.54%, 5/01/28		15,320	15,943,371
4.50%, 1/24/22		20	21,081
KeyBank NA/Cleveland OH
2.25%, 3/16/20		2,100	2,098,383
Lloyds Banking Group PLC
4.582%, 12/10/25		8,085	8,441,144
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		4,600	4,623,506
Morgan Stanley
5.00%, 11/24/25		5,000	5,537,050
7.25%, 4/01/32		15	21,156
Series G
3.75%, 2/25/23		8	8,354
4.35%, 9/08/26		8,591	9,210,755
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		1,400	1,398,726
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		2,330	2,339,856
Nationwide Building Society
4.00%, 9/14/26 (a)		8,284	8,255,337
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		5	5,081
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		3,244	3,422,550
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,385	8,757,881
Santander UK Group Holdings PLC
3.571%, 1/10/23		6,800	6,919,748
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,382,422
Standard Chartered PLC

	Principal Amount (000)		U.S. $ Value
4.247%, 1/20/23 (a)	U.S.$	3,212	$3,315,683
5.20%, 1/26/24 (a)		3,782	4,049,728
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,722,811
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		4,794	5,129,580
US Bancorp
Series J
5.30%, 4/15/27 (b)		3,485	3,636,946
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,631,628
3.75%, 1/24/24		6,552	6,888,183

			333,759,944

Finance - 0.5%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		5,362	5,431,331
4.418%, 11/15/35		2,843	2,813,859
Synchrony Financial
4.50%, 7/23/25		6,600	6,928,152

			15,173,342

Insurance - 0.6%
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		2,851	3,252,022
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,056,727
MetLife Capital Trust IV
7.875%, 12/15/67 (a)		5,200	6,574,568
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,058	3,319,122
New York Life Global Funding
1.95%, 2/11/20 (a)		400	399,032
Prudential Financial, Inc.
4.50%, 11/15/20		15	15,460
5.70%, 9/15/48		3,250	3,492,775
Voya Financial, Inc.
5.65%, 5/15/53		1,693	1,757,926

			19,867,632

REITS - 0.3%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	206,925
Welltower, Inc.
4.00%, 6/01/25		10,111	10,705,425

			10,912,350

			379,713,268

	Principal Amount (000)		U.S. $ Value
Utility - 0.6%
Electric - 0.6%
Dominion Energy, Inc.
Series C
2.00%, 8/15/21	U.S.$	2	$1,981
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,127
Enel Chile SA
4.875%, 6/12/28		4,545	4,965,413
Exelon Generation Co. LLC
2.95%, 1/15/20		4,261	4,266,752
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		7,000	7,573,212
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,689,018

			20,500,503

Total Corporates - Investment Grade (cost $746,058,003)			782,809,685

GOVERNMENTS - TREASURIES - 22.4%
Peru - 0.7%
Peru Government Bond
5.94%, 2/12/29 (a)	PEN	77,403	25,621,855

Spain - 0.8%
Spain Government Bond
1.40%, 7/30/28 (a)	EUR	21,700	27,064,855

United States - 20.9%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	12,530	11,836,934
2.50%, 2/15/45-5/15/46		25,872	25,726,319
3.00%, 5/15/45-2/15/49		105,454	115,650,602
3.375%, 5/15/44-11/15/48		19,640	23,033,732
3.50%, 2/15/39		4,254	5,050,960
3.75%, 11/15/43		10,205	12,563,312
4.375%, 2/15/38		1,920	2,537,700
4.50%, 2/15/36		4,048	5,339,037
4.75%, 2/15/37		4,156	5,689,174
5.50%, 8/15/28		10,214	13,212,767
U.S. Treasury Notes
0.75%, 8/15/19		299	298,439
1.125%, 3/31/20		43,388	43,103,266
1.375%, 8/31/20-4/30/21		56,541	56,196,333
1.625%, 11/30/20-4/30/23		35,515	35,370,866
1.75%, 10/31/20		109,927	109,738,063
1.75%, 11/30/21 (d)		6,620	6,622,069
1.875%, 1/31/22 (d)		9,965	9,999,255
2.00%, 8/15/25		3,895	3,931,516
2.125%, 8/15/21		630	634,725
2.25%, 4/30/21-2/15/27		90,651	91,712,963
2.375%, 8/15/24 (d)		13,096	13,478,546
2.625%, 2/15/29		18,672	19,693,336
2.875%, 8/15/28		7,464	8,021,467

	Principal Amount (000)		U.S. $ Value
3.50%, 5/15/20	U.S.$	80,832	$81,855,030

			701,296,411

Total Governments - Treasuries (cost $722,495,117)			753,983,121

MORTGAGE PASS - THROUGHS - 16.9%
Agency Fixed Rate 30-Year - 15.4%
Federal Home Loan Mortgage Corp. Gold
Series 2003
5.00%, 8/01/33		1	1,378
Series 2007
5.50%, 7/01/35		1,114	1,236,695
Series 2016
4.00%, 2/01/46		11,732	12,368,800
Series 2017
4.00%, 7/01/44		9,806	10,350,321
Series 2018
4.00%, 8/01/48-12/01/48		25,149	26,417,952
4.50%, 10/01/48-11/01/48		37,158	39,556,810
5.00%, 9/01/48-11/01/48		11,307	12,159,451
Federal National Mortgage Association
Series 2001
6.50%, 8/01/31		2	2,533
Series 2002
6.50%, 9/01/32		—	193
Series 2003
5.50%, 4/01/33-11/01/33		3,289	3,643,176
Series 2004
5.50%, 4/01/34-11/01/34		2,880	3,202,445
6.50%, 8/01/34		2	2,796
Series 2005
5.50%, 2/01/35		2,592	2,881,056
Series 2006
5.50%, 4/01/36		479	534,862
Series 2007
5.50%, 9/01/36		1,008	1,122,483
Series 2008
6.00%, 3/01/37		6	7,411
Series 2010
4.00%, 12/01/40		6,007	6,329,350
Series 2013
4.00%, 10/01/43		18,467	19,491,617
Series 2015
3.00%, 5/01/45-8/01/45		24,802	25,177,935
Series 2017
3.50%, 11/01/47-1/01/48		40,489	41,667,926
Series 2018
3.50%, 2/01/48-5/01/48		181,907	187,265,389
4.00%, 8/01/48-12/01/48		36,265	38,071,841
4.50%, 9/01/48		33,213	35,352,550
Series 2019
4.00%, 6/01/49		18,400	19,342,999
4.00%, 7/15/49, TBA		17,081	17,653,480
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-12/20/46		11,977	12,249,819

			$516,091,268

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 1.5%
Federal National Mortgage Association
Series 2012
2.50%, 4/01/27	U.S.$	28	28,663
Series 2016
2.50%, 2/01/31-1/01/32		44,705	45,106,081
Series 2017
2.50%, 1/01/32-2/01/32		6,182	6,235,524

			51,370,268

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
5.03% (LIBOR 12 Month + 2.11%), 12/01/36 (c)		1	581
Series 2007
5.203% (LIBOR 12 Month + 2.10%), 3/01/37 (c)		1	769

			1,350

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2009
4.50%, 7/01/29-10/01/29		709	750,390

Total Mortgage Pass-Throughs (cost $556,067,701)			568,213,276

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 7.3%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		8,525	9,014,406
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		3,655	3,779,193
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
1.00%, 3/13/35 (a)		11,325	11,801,884
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,751,881
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,787,991
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,602,370
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	4,231,518
Series 2018-B2, Class A4
4.009%, 3/10/51		5,890	6,460,875
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.911%, 10/15/45 (a)(e)		3,938	3,725,640

	Principal Amount (000)		U.S. $ Value
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	U.S.$	2,437	$2,422,730
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	4,183,465
Series 2015-DC1, Class A5
3.35%, 2/10/48		6,250	6,503,188
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,631,470
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,609,917
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,456,098
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	8,228,530
Series 2016-C5, Class XA
1.162%, 11/15/48 (f)		40,202	1,741,069
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		10,305	10,298,457
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		397	393,403
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,963,835
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.554%, 8/15/46 (a)(e)		1,285	1,305,244
Series 2012-C6, Class E
5.32%, 5/15/45 (a)(e)		3,967	3,764,596
Series 2014-C20, Class A5
3.805%, 7/15/47		9,950	10,493,179
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.713%, 8/15/46 (a)(e)		2,527	2,469,882
Series 2014-C21, Class A5
3.775%, 8/15/47		6,300	6,664,127
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	4,082,597
Series 2015-C31, Class A3
3.801%, 8/15/48		9,802	10,480,302
Series 2015-C32, Class C
4.816%, 11/15/48 (e)		3,721	3,920,854
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		1,482	1,023,338
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		2,941	2,938,285
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,295,501
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)(g)		3,478	3,254,093

	Principal Amount (000)		U.S. $ Value
Series 2016-UB12, Class A4
3.596%, 12/15/49	U.S.$	6,180	$6,558,512
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		7,900	8,820,216
Series 2018-C8, Class A4
3.983%, 2/15/51		6,400	6,978,639
Series 2018-C9, Class A4
4.117%, 3/15/51		10,270	11,301,518
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,674,531
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
1.00%, 9/15/48 (e)		5,778	5,928,928
Series 2016-C35, Class XA
2.125%, 7/15/48 (f)		24,136	2,537,500
Series 2018-C43, Class A4
4.012%, 3/15/51		4,550	4,978,888
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.346%, 3/15/45 (a)(f)		70,588	2,562,384
Series 2014-C19, Class A5
4.101%, 3/15/47		1,600	1,716,402
Series 2014-C21, Class A5
3.678%, 8/15/47		6,200	6,551,237

			245,888,673

Non-Agency Floating Rate CMBS - 1.9%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.294% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		4,466	4,454,693
Series 2018-KEYS, Class A
3.394% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)		7,150	7,154,524
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.394% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(e)		10,570	10,561,870
BHMS
Series 2018-ATLS, Class A
3.644% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)		6,885	6,887,284
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.214% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		4,000	3,987,445
BX Trust
Series 2018-EXCL, Class A
3.482% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(c)		5,730	5,710,396

	Principal Amount (000)		U.S. $ Value
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.42% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(c)	U.S.$	5,912	$5,924,738
Great Wolf Trust
Series 2017-WOLF, Class A
3.244% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		5,685	5,685,060
GS Mortgage Securities Corp Trust
Series 2019-BOCA, Class A
3.65% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(c)		1,456	1,456,513
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.344% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(h)		2,464	2,461,758
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.614% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		9,950	9,917,301

			64,201,582

Total Commercial Mortgage-Backed Securities (cost $304,574,244)			310,090,255

INFLATION-LINKED SECURITIES - 7.4%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	3,576,423	34,598,237

United States - 6.4%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	164,310	163,366,295
0.375%, 7/15/25 (TIPS)		44,496	44,983,048
0.75%, 7/15/28 (TIPS)		6,508	6,780,794

			215,130,137

Total Inflation-Linked Securities (cost $246,653,696)			249,728,374

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Risk Share Floating Rate - 4.3%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.754% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		1,763	1,766,630
Series 2018-3A, Class M1B
4.254% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(c)		3,230	3,234,838
Series 2019-2A, Class M1C
4.404% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(c)		4,163	4,145,415
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2

	Principal Amount (000)		U.S. $ Value
4.804% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(c)	U.S.$	3,743	$3,771,117
Series 2019-R02, Class 1M2
4.704% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(c)		1,627	1,642,746
Series 2019-R03, Class 1M2
4.554% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(c)		1,140	1,146,174
Eagle RE Ltd.
Series 2018-1, Class M2
5.404% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(c)		617	620,851
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		8,371	9,047,078
Series 2014-DN3, Class M3
6.404% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		7,117	7,587,425
Series 2014-HQ3, Class M3
7.154% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		3,347	3,634,036
Series 2015-DNA2, Class M2
5.004% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		2,053	2,073,953
Series 2015-HQA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		2,230	2,248,579
Series 2017-DNA1, Class M2
5.654% (LIBOR 1 Month + 3.25%), 7/25/29 (c)		3,000	3,170,876
Series 2017-DNA2, Class M2
5.854% (LIBOR 1 Month + 3.45%), 10/25/29 (c)		1,510	1,611,943
Series 2017-DNA3, Class M2
4.904% (LIBOR 1 Month + 2.50%), 3/25/30 (c)		2,175	2,223,787
Series 2017-HQA2, Class M2
5.054% (LIBOR 1 Month + 2.65%), 12/25/29 (c)		1,400	1,433,184
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		2,203	2,310,134
Series 2014-C04, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		2,604	2,850,835
Series 2015-C01, Class 1M2
6.704% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		2,449	2,607,229
Series 2015-C01, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.954% (LIBOR 1 Month + 4.55%), 2/25/25 (c)	U.S.$	2,129	$2,240,179
Series 2015-C02, Class 2M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		2,200	2,307,992
Series 2015-C03, Class 1M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		4,495	4,917,577
Series 2015-C03, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		4,315	4,613,414
Series 2015-C04, Class 1M2
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,504	1,670,240
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		5,693	6,182,220
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		5,666	6,405,814
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		3,864	4,352,220
Series 2016-C02, Class 1M2
8.404% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,613	5,097,908
Series 2016-C03, Class 2M2
8.304% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		8,497	9,332,323
Series 2016-C05, Class 2M2
6.854% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		6,512	6,940,719
Series 2017-C01, Class 1M2
5.954% (LIBOR 1 Month + 3.55%), 7/25/29 (c)		2,800	2,963,704
Series 2017-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 10/25/29 (c)		2,860	2,984,877
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(c)(i)		3,751	3,761,346
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(c)		2,944	2,943,683
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(h)		810	879,166
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429% (LIBOR 1 Month + 2.00%), 3/27/24 (c)(h)		2,182	2,183,587

	Principal Amount (000)		U.S. $ Value
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (c)(h)	U.S.$	3,797	$3,803,573
Radnor RE Ltd.
Series 2019-1, Class M1B
4.354% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(c)		2,146	2,160,957
Series 2019-2, Class M1B
4.187% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(c)		4,356	4,356,325
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.654% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(h)		3,374	3,804,802
Series 2015-WF1, Class 2M2
7.904% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(h)		1,108	1,274,284

			142,303,740

Agency Floating Rate - 1.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
3.706% (6.10% - LIBOR 1 Month), 12/15/44 (c)(j)		18,355	3,360,579
Series 4585, Class DS
3.606% (6.00% - LIBOR 1 Month), 5/15/46 (c)(j)		9,365	1,906,191
Series 4693, Class SL
3.756% (6.15% - LIBOR 1 Month), 6/15/47 (c)(j)		6,203	1,266,030
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.136% (6.54% - LIBOR 1 Month), 12/25/41 (c)(j)		9,597	2,016,661
Series 2012-70, Class SA
4.146% (6.55% - LIBOR 1 Month), 7/25/42 (c)(j)		16,954	3,815,369
Series 2014-17, Class SA
3.646% (6.05% - LIBOR 1 Month), 4/25/44 (c)(j)		15,901	3,133,783
Series 2015-26, Class SH
4.046% (6.45% - LIBOR 1 Month), 5/25/45 (c)(j)		13,827	2,682,079
Series 2016-106, Class ES
3.596% (6.00% - LIBOR 1 Month), 1/25/47 (c)(j)		8,063	1,473,065
Series 2017-16, Class SG
3.646% (6.05% - LIBOR 1 Month), 3/25/47 (c)(j)		16,902	3,168,493
Series 2017-62, Class AS
3.746% (6.15% - LIBOR 1 Month), 8/25/47 (c)(j)		10,770	1,925,278
Series 2017-81, Class SA

	Principal Amount (000)		U.S. $ Value
3.796% (6.20% - LIBOR 1 Month), 10/25/47 (c)(j)	U.S.$	16,263	$3,245,056
Series 2017-97, Class SW
3.796% (6.20% - LIBOR 1 Month), 12/25/47 (c)(j)		12,460	2,706,882
Government National Mortgage Association
Series 2017-122, Class SA
3.817% (6.20% - LIBOR 1 Month), 8/20/47 (c)(j)		12,910	2,572,205
Series 2017-134, Class MS
3.817% (6.20% - LIBOR 1 Month), 9/20/47 (c)(j)		12,463	2,651,521
Series 2017-43, Class ST
3.615% (6.10% - LIBOR 1 Month), 3/20/47 (c)(j)		16,471	3,033,166

			38,956,358

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		538	510,536
Series 2006-24CB, Class A16
5.75%, 8/01/36		3,081	2,550,031
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,062	1,658,223
Series 2006-J1, Class 1A13
5.50%, 2/25/36		949	859,792
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.457%, 5/25/35		1,216	1,236,931
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		992	763,669
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,285	1,798,778
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		580	579,885

			9,957,845

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.594% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		5,431	2,982,182
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.654% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		1,621	1,408,966

			4,391,148

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.318%, 5/28/35 (e)	U.S.$	1,605	$1,537,480
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (f)		15,221	2,819,678

			4,357,158

Total Collateralized Mortgage Obligations (cost $190,714,626)			199,966,249

ASSET-BACKED SECURITIES - 5.5%
Autos - Fixed Rate - 2.9%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,958,974
Series 2018-2A, Class A
3.948%, 3/20/25 (a)		6,700	7,085,089
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		8	7,862
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		4,440	4,716,197
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		425	424,969
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,154,931
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		927	927,530
Series 2019-2A, Class A
2.93%, 7/15/22 (a)		5,344	5,358,309
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,245,442
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,449,835
Series 2017-3, Class A
1.88%, 10/15/21 (a)		1,261	1,258,902
Series 2017-4, Class A
2.07%, 4/15/22 (a)		1,349	1,345,898
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,316,624
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,904,881
Ford Credit Floorplan Master Owner Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-2, Class A1
1.98%, 1/15/22	U.S.$	9,202	$9,184,477
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	5,037,769
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		3,692	3,712,309
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		6,830	6,864,453
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		6,420	6,592,709
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		6,460	6,601,482
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		4,175	4,268,702
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		4,725	4,785,655

			98,202,999

Other ABS - Fixed Rate - 1.5%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(e)		1,321	1,318,355
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(e)		1,925	1,934,364
Marlette Funding Trust
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(e)		210	209,592
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(e)		1,725	1,726,525
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(e)		991	990,540
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(e)		3,863	3,876,341
Series 2018-4A, Class A
3.56%, 12/15/28 (a)(e)		2,120	2,143,105
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(e)		334	333,757
Series 2019-3A, Class A
3.44%, 7/15/25 (a)(e)		3,000	3,011,092
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/10/45 (a)(e)		7,996	8,008,455
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(e)		553	555,781
Series 2017-1, Class A
3.28%, 1/26/26 (a)(e)		1,466	1,480,659
Series 2017-2, Class A

	Principal Amount (000)		U.S. $ Value
3.28%, 2/25/26 (a)(e)	U.S.$	1,455	$1,465,267
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(e)		5,740	5,753,274
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(e)		6,740	6,754,557
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(e)		5,315	5,393,756
Series 2019-3, Class A
2.90%, 5/25/28 (a)(e)		6,500	6,533,654

			51,489,074

Credit Cards - Fixed Rate - 1.1%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		10,316	10,314,375
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		6,400	6,395,040
Series 2018-A, Class A
3.07%, 12/16/24		8,300	8,388,949
Series 2018-B, Class M
3.81%, 7/15/25		4,490	4,610,610
Series 2019-B, Class M
3.04%, 4/15/26		5,000	4,999,888

			34,708,862

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.529% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)		604	606,460
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.704% (LIBOR 1 Month + 0.30%), 4/25/34 (c)(e)		5	4,490

			610,950

Total Asset-Backed Securities (cost $183,016,859)			185,011,885

AGENCIES - 3.1%
Agency Debentures - 3.1%
Federal Home Loan Bank
1.875%, 7/07/21		16,930	16,946,015
2.50%, 2/13/24		6,170	6,360,075
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		81,666	79,939,581

Total Agencies (cost $101,521,461)			103,245,671

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.2%
Industrial - 1.1%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	2,920	$3,059,517

Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		4,420	4,443,956
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,435,488
Ziggo BV
5.50%, 1/15/27 (a)		1,732	1,760,561

			7,640,005

Consumer Cyclical - Automotive - 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	746	876,906

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.50%, 2/15/25 (a)	U.S.$	4,910	5,371,491

Consumer Non-Cyclical - 0.2%
Spectrum Brands, Inc.
5.75%, 7/15/25		4,532	4,709,020

Energy - 0.2%
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		4,048	4,142,197
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		2,143	2,266,587

			6,408,784

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		1,646	1,689,092
6.00%, 3/01/26 (a)		2,305	2,363,317

			4,052,409

Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		3,380	3,603,452

			35,721,584

Financial Institutions - 1.0%
Banking - 0.8%
CIT Group, Inc.
5.25%, 3/07/25		3,376	3,701,548
Citigroup, Inc.
5.95%, 1/30/23 (b)		2,569	2,656,243
Series O
5.875%, 3/27/20 (b)		2,554	2,578,723

	Principal Amount (000)		U.S. $ Value
Series Q
5.95%, 8/15/20 (b)	U.S.$	250	$255,238
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (b)		755	759,530
Credit Suisse Group AG
7.50%, 7/17/23-12/11/23 (a)(b)		3,914	4,230,189
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (b)		2,000	2,007,960
Morgan Stanley
Series J
5.55%, 7/15/20 (b)		1,620	1,637,399
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		3,756	4,039,127
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		2,900	2,755,000
Standard Chartered PLC
4.093% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		300	252,027
7.50%, 4/02/22 (a)(b)		1,882	1,990,638
7.75%, 4/02/23 (a)(b)		822	875,594

			27,739,216

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		4,130	4,393,701
7.25%, 1/25/22		875	946,776

			5,340,477

			33,079,693

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		3,334	3,393,379

Total Corporates - Non-Investment Grade (cost $69,934,751)			72,194,656

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,647,307)		8,520	13,444,049

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(k)(l)		4,212	279,045

	Principal Amount (000)		U.S. $ Value
7.125%, 6/26/42 (a)(k)(l)	U.S.$	1,125	$74,531

			353,576

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		3,300	3,601,752

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		462	454,192
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		380	380,000
6.50%, 9/20/26 (a)		1,148	1,191,761

			2,025,953

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		204	222,360

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		3,438	3,644,151

			9,847,792

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		2,335	2,131,417
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		1,352	1,356,435

			3,487,852

Total Emerging Markets - Corporate Bonds (cost $17,291,123)			13,335,644

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (a)		3,100	3,789,750
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		2,363	2,619,976
6.15%, 5/21/48 (a)		900	1,063,688

			7,473,414

Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47		3,731	3,309,630

Total Quasi-Sovereigns (cost $9,967,872)			10,783,044

	Shares		U.S. $ Value
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (e)(m)
(cost $2,813,000)		2,813	$2,725,019

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a)
(cost $2,046,000)	U.S.$	2,046	2,115,052

SHORT-TERM INVESTMENTS - 2.2%
Governments - Treasuries - 2.2%
Japan - 2.2%
Japan Treasury Discount Bill
Series 822
Zero Coupon, 7/01/19 (cost $73,659,812)	JPY	8,100,000	75,128,693

Total Investments - 99.5% (cost $3,235,461,572) (n)			3,342,774,673
Other assets less liabilities - 0.5%			18,371,933

Net Assets - 100.0%			$3,361,146,606

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	349	September 2019	$48,205,625	$210,374
U.S. T-Note 2 Yr (CBT) Futures	581	September 2019	125,019,398	601,140
U.S. T-Note 5 Yr (CBT) Futures	535	September 2019	63,213,594	395,872
U.S. T-Note 10 Yr (CBT) Futures	865	September 2019	110,692,969	1,929,188
U.S. Ultra Bond (CBT) Futures	643	September 2019	114,172,687	3,986,612
Sold Contracts
10 Yr Japan Bond (OSE) Futures	25	September 2019	35,674,535	(96,315)
Euro-Bund Futures	113	September 2019	22,195,763	(124,080)

				$6,902,791

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	446,508	USD	6,381	7/16/19	$(82,817)
Barclays Bank PLC	USD	500	INR	35,417	7/16/19	12,485
BNP Paribas SA	USD	6,859	PLN	25,826	7/11/19	59,754
BNP Paribas SA	CAD	19,243	USD	14,298	7/24/19	(403,876)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	6,873	CAD	9,157	7/24/19	$122,886
BNP Paribas SA	NZD	9,508	USD	6,294	9/09/19	(101,973)
Citibank, NA	EUR	10,137	USD	11,464	7/10/19	(69,606)
Citibank, NA	USD	10,162	INR	714,836	7/16/19	185,887
Citibank, NA	JPY	11,890,370	USD	109,082	7/29/19	(1,434,089)
Credit Suisse International	PLN	15,025	USD	3,917	7/11/19	(108,467)
Credit Suisse International	MXN	157,786	USD	7,905	8/29/19	(237,577)
Deutsche Bank AG	EUR	44,577	USD	50,091	7/10/19	(631,983)
Goldman Sachs Bank USA	INR	573,003	USD	8,162	7/16/19	(132,984)
HSBC Bank USA	USD	1,667	INR	117,220	7/16/19	30,188
HSBC Bank USA	CNY	22,387	USD	3,261	8/09/19	(799)
HSBC Bank USA	USD	3,233	CNY	22,403	8/09/19	31,165
HSBC Bank USA	USD	7,961	MXN	160,154	8/29/19	303,725
JPMorgan Chase Bank, NA	BRL	19,504	USD	5,090	7/02/19	11,202
JPMorgan Chase Bank, NA	USD	5,089	BRL	19,504	7/02/19	(10,272)
JPMorgan Chase Bank, NA	EUR	6,832	USD	7,660	7/10/19	(113,874)
JPMorgan Chase Bank, NA	PLN	15,025	USD	3,913	7/11/19	(112,062)
JPMorgan Chase Bank, NA	USD	5,076	BRL	19,504	8/02/19	(11,138)
JPMorgan Chase Bank, NA	GBP	5,999	USD	7,659	8/28/19	20,936
Morgan Stanley Capital Services, Inc.	EUR	4,477	USD	5,023	7/10/19	(70,361)
Morgan Stanley Capital Services, Inc.	USD	8,412	PLN	31,713	7/11/19	83,864
Morgan Stanley Capital Services, Inc.	PEN	110,159	USD	33,136	7/12/19	(304,734)
Morgan Stanley Capital Services, Inc.	USD	6,945	PEN	22,986	7/12/19	32,457
Natwest Markets PLC	USD	29,351	EUR	25,888	7/10/19	106,422
Natwest Markets PLC	USD	6,658	HUF	1,885,579	7/11/19	(17,487)
Natwest Markets PLC	USD	7,849	PLN	29,979	7/11/19	182,258
Standard Chartered Bank	BRL	19,504	USD	5,089	7/02/19	10,272
Standard Chartered Bank	USD	5,093	BRL	19,504	7/02/19	(13,461)
Standard Chartered Bank	USD	8,466	EUR	7,509	7/10/19	78,447
Standard Chartered Bank	USD	10,334	INR	730,287	7/16/19	237,551
Standard Chartered Bank	USD	6,831	TWD	210,350	9/11/19	(16,245)
State Street Bank & Trust Co.	USD	600	EUR	537	7/10/19	11,006
State Street Bank & Trust Co.	USD	1,890	NOK	16,050	9/20/19	(4,293)

						$(2,357,593)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.55%	USD	50,370	$(1,090,401)	$(915,836)	$(174,565)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	2,958,020	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$(1,498,413)	$	– 0	–	$(1,498,413)
USD	57,545	3/05/21	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	(1,120,823)		– 0	–	(1,120,823)
NOK	2,110,350	4/23/21	6 Month NIBOR	1.780%	Semi-Annual/Annual	138,724		– 0	–	138,724
CAD	128,350	5/22/21	3 Month CDOR	1.998%	Semi-Annual/Semi-Annual	374,010		49		373,961
SEK	955,000	6/04/21	3 Month STIBOR	0.023%	Quarterly/Annual	222,656		– 0	–	222,656
USD	22,942	6/04/21	2.033%	3 Month LIBOR	Semi-Annual/Quarterly	(83,033)		– 0	–	(83,033)
SEK	1,776,480	6/07/21	3 Month STIBOR	-0.005%	Quarterly/Annual	297,997		– 0	–	297,997
USD	52,625	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	2,859,653		– 0	–	2,859,653
NOK	325,520	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(1,738,818)		– 0	–	(1,738,818)
GBP	20,305	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(1,198,836)		– 0	–	(1,198,836)
GBP	9,400	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(539,146)		– 0	–	(539,146)
JPY	1,315,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/Semi-Annual	(1,051,678)		– 0	–	(1,051,678)
JPY	1,315,000	1/08/49	6 Month LIBOR	0.673%	Semi-Annual/Semi-Annual	1,051,511		944,869		106,642

						$(2,286,196)		$944,918		$(3,231,114)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	208	$(2,139)	$2,563	$(4,702)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,786	58,373	123,535	(65,162)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,787	58,405	123,604	(65,199)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,867	61,020	132,032	(71,012)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	3,618	118,249	292,674	(174,425)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	7,235	236,464	551,053	(314,589)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	7,235	236,464	532,287	(295,823)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	8,912	291,274	633,536	(342,262)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	19,805	(203,662)	242,397	(446,059)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	182	(1,872)	1,623	(3,495)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	2,519	(25,903)	33,240	(59,143)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	24,563	(252,589)	254,297	(506,886)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	7,369	(75,778)	75,637	(151,415)
Goldman Sachs International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	2,757	$(28,351)	$36,083	$(64,434)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	1,604	(16,495)	14,879	(31,374)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	2,970	(30,541)	37,836	(68,377)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	5,939	(61,073)	75,659	(136,732)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,082	(108,092)	(111,272)	3,180
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,257	(125,679)	(166,643)	40,964
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,870	(186,813)	(250,757)	63,944
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,955	(195,305)	(268,380)	73,075
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,813	(181,119)	(281,413)	100,294
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	305	(30,469)	(49,672)	19,203
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,038	(203,597)	(307,094)	103,497
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,520	(251,958)	(291,696)	39,738
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,618	(361,740)	(418,793)	57,053
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,041	(504,016)	(570,619)	66,603
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	7,235	(723,380)	(818,971)	95,591

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	5,040	$(503,916)	$(559,304)	$55,388
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	7,272	(727,079)	(788,125)	61,046
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,401	(540,010)	(588,336)	48,326
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,998	(199,767)	(217,368)	17,601
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,772	(177,170)	(227,319)	50,149
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,526	(152,574)	(195,761)	43,187
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,481	(248,059)	(318,273)	70,214
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,797	(179,670)	(238,118)	58,448
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,400	(340,227)	(414,548)	74,321
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,020	(102,068)	(124,364)	22,296
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,160	(215,784)	(130,067)	(85,717)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	6,266	(625,973)	(513,769)	(112,204)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,375	(137,363)	(112,741)	(24,622)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,776	(177,422)	(148,715)	(28,707)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,438	(343,456)	(331,657)	(11,799)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,023	(501,798)	(328,548)	(173,250)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	8,500	$(849,150)	$(594,204)	$(254,946)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,204	(220,180)	(330,597)	110,417
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1	(100)	(126)	26
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	7,805	12,748	(154,373)	167,121
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	4,586	(458,141)	(332,659)	(125,482)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,496	(149,450)	(190,602)	41,152
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	4,853	(484,815)	(403,603)	(81,212)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	345	(34,466)	(40,890)	6,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,727	(172,528)	(220,034)	47,506
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,315	(331,169)	(383,390)	52,221
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,315	(331,169)	(383,240)	52,071
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,455	(245,255)	(267,413)	22,158
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,342	(533,666)	(621,918)	88,252
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	640	(63,936)	(76,434)	12,498
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,418	(241,559)	(332,730)	91,171

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	1,647	$(164,536)	$(177,419)	$12,883
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,982	(198,002)	(308,053)	110,051
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,687	(168,531)	(278,789)	110,258
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,355	(235,265)	(394,781)	159,516
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	148	(14,786)	(22,728)	7,942
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	616	(61,538)	(79,479)	17,941
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,630	(363,544)	(450,110)	86,566
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,260	(125,874)	(157,616)	31,742
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,997	(199,500)	(142,383)	(57,117)

						$(13,317,070)	$(11,952,959)	$(1,364,111)

*	Termination date
**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $554,491,264 or 16.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)	Illiquid security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.46% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.654%, 11/25/24	11/06/15	$802,772	$879,166	0.03%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.344%, 11/15/26	11/06/15	2,458,957	2,461,758	0.07%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429%, 3/27/24	3/21/19	2,181,661	2,183,587	0.07%
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A
5.162%, 5/27/23	5/27/23	3,797,340	3,803,573	0.11%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	1,352,000	1,356,435	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.654%, 11/25/25	9/28/15	3,374,271	3,804,802	0.11%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.904%, 11/25/25	9/28/15	1,100,401	1,274,284	0.03%

(i)	When-Issued or delayed delivery security.
(j)	Inverse interest only security.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$2,813,000	$2,725,019	0.08%

(n)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,508,670 and gross unrealized depreciation of investments was $(24,420,161), resulting in net unrealized appreciation of $107,088,509.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade

CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$782,809,685	$	– 0	–	$782,809,685
Governments - Treasuries		– 0	–	753,983,121		– 0	–	753,983,121
Mortgage Pass-Throughs		– 0	–	568,213,276		– 0	–	568,213,276
Commercial Mortgage-Backed Securities		– 0	–	274,135,810		35,954,445		310,090,255
Inflation-Linked Securities		– 0	–	249,728,374		– 0	–	249,728,374
Collateralized Mortgage Obligations		– 0	–	198,428,769		1,537,480		199,966,249
Asset-Backed Securities		– 0	–	132,911,861		52,100,024		185,011,885
Agencies		– 0	–	103,245,671		– 0	–	103,245,671
Corporates - Non-Investment Grade		– 0	–	72,194,656		– 0	–	72,194,656
Local Governments - US Municipal Bonds		– 0	–	13,444,049		– 0	–	13,444,049
Emerging Markets - Corporate Bonds		– 0	–	13,335,644		– 0	–	13,335,644
Quasi-Sovereigns		– 0	–	10,783,044		– 0	–	10,783,044

Investments in Securities:	Level 1			Level 2			Level 3		Total
Common Stocks	$	– 0	–	$	– 0	–	$2,725,019		$2,725,019
Emerging Markets - Sovereigns		– 0	–		2,115,052		– 0	–	2,115,052
Short-Term Investments		– 0	–		75,128,693		– 0	–	75,128,693

Total Investments in Securities		– 0	–		3,250,457,705		92,316,968		3,342,774,673
Other Financial Instruments (a):
Assets:
Futures		7,123,186			– 0	–	– 0	–	7,123,186
Forward Currency Exchange Contracts		– 0	–		1,520,505		– 0	–	1,520,505
Centrally Cleared Interest Rate Swaps		– 0	–		4,944,551		– 0	–	4,944,551
Credit Default Swaps		– 0	–		1,072,997		– 0	–	1,072,997
Liabilities:
Futures		(220,395)			– 0	–	– 0	–	(220,395)
Forward Currency Exchange Contracts		– 0	–		(3,878,098)		– 0	–	(3,878,098)
Centrally Cleared Credit Default Swaps		– 0	–		(1,090,401)		– 0	–	(1,090,401)
Centrally Cleared Interest Rate Swaps		– 0	–		(7,230,747)		– 0	–	(7,230,747)
Credit Default Swaps		– 0	–		(14,390,067)		– 0	–	(14,390,067)

Total		$6,902,791			$3,231,406,445		$92,316,968		$3,330,626,204

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 9/30/18	$41,296,165		$1,502,523		$57,229,149
Accrued discounts/(premiums)	22,369		– 0	–	85
Realized gain (loss)	219,004		– 0	–	93
Change in unrealized appreciation/depreciation	1,026,427		34,957		533,018
Purchases/Payups	– 0	–	– 0	–	12,499,136
Sales/Paydowns	(6,609,520)		– 0	–	(18,161,457)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$35,954,445		$1,537,480		$52,100,024

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$1,001,937		$34,957		$530,406

	Common Stocks		Total
Balance as of 9/30/18	$2,821,285		$102,849,122
Accrued discounts/(premiums)	– 0	–	22,454
Realized gain (loss)	– 0	–	219,097
Change in unrealized appreciation/depreciation	(96,266)		1,498,136
Purchases/Payups	– 0	–	12,499,136
Sales/Paydowns	– 0	–	(24,770,977)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$2,725,019		$92,316,968

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(96,266)		$1,471,034

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2019. Securities priced by third party vendors are excluded from the following table:

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	INPUT
Common Stocks	$2,725,019	Market Approach	NAV Equivalent	$968.72

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.